Employee benefits liabilities - Disclosure of amounts recognized in the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 140	€ 228
Other administration costs	87	83
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	666	3
Items relating to discontinued operations	0	0
Total recognized in the Consolidated Income Statement	945	377
Pension benefits | Collective-Bargaining Arrangement, United Auto Workers And Unifor
Disclosure of net defined benefit liability (asset) [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	396
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	140	228
Interest expense (income)	1,160	828
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)	(1,108)	(765)
Other administration costs	87	84
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			€ 238
Other administration costs			73
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments			(184)
Items relating to discontinued operations			0
Total recognized in the Consolidated Income Statement			217
Pension benefit and other post employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			678
Pension benefit and other post employment benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			(588)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31	38	95
Interest expense (income)	34	12	10
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(5)	(84)	(82)
Total recognized in the Consolidated Income Statement	60	(34)	23
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	60	(34)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	11	21	21
Interest expense (income)	89	70	60
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	43	1	0
Total recognized in the Consolidated Income Statement	143	92	€ 81
Health care and life insurance plans | Collective-Bargaining Arrangement, United Auto Workers And Unifor
Disclosure of net defined benefit liability (asset) [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	32
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 143	€ 92